Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	4,650,000,000	650,000,000
Common Stock, Shares, Issued	377,132,220	284,094,700
Common Stock, Shares, Outstanding	377,132,220	284,094,700